ACCOUNTS RECEIVABLE - Movements in the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movements in the allowance for doubtful accounts
Balance at beginning of the year	$ 48	¥ 316	¥ 180
Provisions/(reversals)	(24)	(160)	136	¥ 116
Balance at end of the year	$ 24	¥ 156	¥ 316	¥ 180